SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

a.	Composition of shares capital of the Company:

	December 31, 2012		December 31, 2013
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of ILS 0.01 par value each	21,055,626	6,926,403	500,000,000	37,493,217
Preferred A shares	902,669	902,669	-	-
Preferred B shares	2,179,935	2,179,935	-	-
Preferred B1 shares	1,408,550	1,408,550	-	-
Preferred C shares	913,861	913,861	-	-
Preferred D shares	1,272,940	1,272,940	-	-
Preferred E shares	1,303,503	1,025,227	-	-

	29,037,084	14,629,585	500,000,000	37,493,217

b.	Initial Public Offering

In November 2013, the Company completed IPO in which the Company issued and sold 5,712,446 Ordinary Shares at a public offering price of $16.50 per share and the selling shareholders sold 1,987,554 Ordinary Shares. The Company did not receive any proceeds from the sale of Ordinary Shares by the selling shareholders.

During the IPO the underwriters received an option to purchase 1,155,000 Ordinary Shares of the company at the price of $16.50 for a period of one month following the IPO date. The total value of the underwriters options based on the Black-Scholes-Merton option pricing model amounted to $1,054 which was included in the additional paid-in capital balance and as IPO offering expenses.

During December 2013, the underwriters exercised their option to purchase additional 613,340 Ordinary Shares at the same IPO price per share.

The total net proceeds received from the IPO were $93,564 after deducting underwriting discounts and commissions of $7,306 and other offering expenses of $3,506.

c.	1.	Ordinary Shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation after all the preferred shares received their preference amount in full as detailed below.

2.	Preferred Shares:

Following the Company's IPO, as described in note 8.b, all of the Company Preferred shares were automatically convert into ordinary shares in a conversion ratio of 1-to-3.

3.
On October 12, 2013, the Company effected a three-for-one share split by means of a share dividend of two ordinary shares of each ordinary share then outstanding. As a result, the conversion rate of each preferred share, option and warrant was adjusted to reflect such share split. For accounting purposes, this transaction was recorded as a share split and accordingly (unless otherwise noted), all ordinary shares, options, warrants and earnings (losses) per share amounts have been adjusted retroactively for all periods presented in these financial statements.

d.	Issuance of shares:

In March 2011, the Company entered into a Series E Preferred Share purchase agreement, pursuant to which the Company issued an aggregate amount of 1,025,227 shares of Series E Preferred Shares, for total consideration of $ 20,855, net of issuance expenses in the amount of $ 145.

e.	Share based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted. In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs, share appreciation rights, cash-based awards, dividend equivalents and other share-based awards to directors, employees, officers, consultants of the Company and its Subsidiaries.

Under the Plans, as of December 31, 2013, an aggregate of 1,025,508 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013 was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$40	$105	$490
Research and development	1,939	553	3,149
Sales and marketing	222	101	1,185
General and administrative	2,532	261	2,230

Total share-based compensation expense	$4,733	$1,020	$7,054

The total equity-based compensation expense related to all of the Company's employees and non-employees consultants recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Employees	$4,692	$950	$6,573
Non-employees consultants	41	70	481

Total share-based compensation expense	$4,733	$1,020	$7,054

Total unrecognized compensation cost amounted to $ 50,271 as of December 31, 2013, and is expected to be recognized over a weighted average period of approximately 4.43 years.

In March 2011, in parallel to the Series E Preferred financing round of the Company and a small number of additional transactions, the investors purchased Ordinary shares of the Company, at a price per share equal to the price per Preferred Share in the period, from existing shareholders of the Company who are also officers, employees or service providers of the Company. Following such transactions, the Company recorded share-based compensation expense in the amount of $ 4,058 for the years ended December 31, 2011.

f.	Options granted to employees:

A summary of the activity in options granted to employees for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2012	6,285,630	$0.60	7.82	$32,671

Granted	5,978,099	$4.44
Exercised	(1,064,689)	$0.41
Forfeited	(275,871)	$2.13

Balance as of December 31, 2013	10,923,169	$2.68	8.35	$263,982

Exercisable as of December 31, 2013	4,536,643	$0.66	7.01	$118,818

Vested and expected to vest as of December 31, 2013	10,284,516	$2.59	8.29	$249,466

The computation of expected volatility is based on actual historical share price volatility of comparable companies. The expected option term represents the period of time that options granted are expected to be outstanding.  For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. For stock-option awards which were in the money when granted, a binomial model was used to determine the expected term as an input to the Black-Scholes-Merton option pricing model. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Expected volatility	65%	70%	58%-65%
Expected dividends	0%	0%	0%
Expected term (in years)	6.11	6.11	1.6-6.2
Risk free rate	1.7%-2.3%	1%-1.6%	0.2%-2.6%

A summary of options data for the years ended December 31, 2011, 2012 and 2013, is as follows:

	Year ended December 31,
	2011	2012	2013

Weighted-average grant date fair value of options granted	$0.71	$2.17	$8.80
Total intrinsic value of the options exercised	$1,414	$723	$28,151
Total fair value of shares vested	$517	$835	$5,118

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's Ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise. The fair value of the Company's Ordinary share is $ 26.85 per share as of December 31, 2013.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2013:

Exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual term	Options exercisable as of December 31, 2013	Weighted average remaining contractual term
		(years)		(years)

0.003	2,724,912	9.55	191,188	9.55
0.16	329,195	5.12	329,195	5.12
0.3	52,924	3.75	52,924	3.75
0.33	2,956,163	6.78	2,790,580	6.78
0.67	712,176	7.10	533,210	7.09
1.05	539,238	7.85	288,588	7.83
2.33	54,000	9.92	-	-
2.34	1,113,009	8.88	270,975	8.66
5.8	66,000	9.53	-	-
7.33	1,591,470	9.54	52,781	9.56
10.12	231,000	9.66	21,750	9.66
16.5	98,132	9.79	5,452	9.79
18.48	439,950	9.92	-	-
22.07	15,000	9.92	-	-

	10,923,169	8.35	4,536,643	7.01

g.	Options granted to non-employees consultants:

The following table summarizes information about the Company's outstanding and exercisable options to purchase Ordinary shares granted to non-employees consultants as of December 31, 2013:

	Options
	outstanding		Exercisable
	as of		as of
Issuance	December 31,	Exercise	December 31,	Exercisable
date	2013	price	2013	Through

September 9, 2007	5,293	$0.30	5,293	September 9, 2017
November 21, 2008	3,570	$0.16	3,570	November 21, 2018
May 12, 2009	6,750	$0.16	6,750	May 12, 2019
January 25, 2011	33,000	$0.67	24,938	January 25, 2021
January 9, 2013	5,400	$2.34	5,400	January 9, 2023
February 13, 2013	10,000	$2.34	10,000	February 13, 2023

	64,013		55,951

The following table set forth the parameters used in computation of the options compensation to non-employees consultants for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Expected volatility	65%	70%	65%
Expected dividends	0%	0%	0%
Expected term (in years)	7-10	7-10	6-10
Risk free rate	1.4%-2.8%	1.8%-2.9%	0.86%-2.45%

h.	A summary of RSU activity for the year ended December 31, 2013, is as follows:

	Number of shares	Weighted average grant date fair value

Unvested as of December 31, 2012	-	$-

Granted	122,668	$16.5

Unvested as of December 31, 2013	122,668	$16.5